Note 4 -Business Segments, Sales of Products and Significant Customers (Additional Information) (Details) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026 USD ($) Segment	Mar. 31, 2025 USD ($)	Dec. 31, 2025 USD ($) Segment T oz	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Segment Reporting [Line Items]
Number of reportable segments | Segment	3		3
Writedown of property, plant and equipment			$ 0	$ 14,574	$ 0
Derivative, loss on derivative	$ 10,200	$ 5,100	29,600	1,300	19,700
Actual Costs of Work Performed			8,200	8,800	3,600
Trade	$ 215,534		170,230	31,515	19,400
Allowance for doubtful accounts			$ 0	$ 0	$ 0
Derivative, loss, statement of income or comprehensive income [Extensible Enumeration]	Change in fair value of derivative contracts designated as hedge transactions and other		Unrealized (loss) gain on derivative contracts designated as hedge transactions	Unrealized (loss) gain on derivative contracts designated as hedge transactions	Unrealized (loss) gain on derivative contracts designated as hedge transactions
Debt Instrument, Payment Terms			Payment terms are 30 days after receipt of an invoice by CIRNAC. CIRNAC has the ability to cancel the contract with or without cause by providing written notice to the Company. ERDC is owed for work performed as of the date of cancellation.
Lucky Friday [Member]
Segment Reporting [Line Items]
Business interruption insurance proceeds received				$ 50,000
Writedown of property, plant and equipment			$ 13,900
Silver Contracts [Member]
Segment Reporting [Line Items]
Metals contained in concentrates (Ounce) | oz			3,500,000
Gold [Member]
Segment Reporting [Line Items]
Metals contained in concentrates (Ounce) | oz			2,272
Zinc [Member]
Segment Reporting [Line Items]
Metals contained in concentrates (Ounce) | T			14,028
Lead [Member]
Segment Reporting [Line Items]
Metals contained in concentrates (Ounce) | T			8,322